PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Significant Accounting Policies
Balance at the beginning	$ 441.9
Balance at the end	481.0
Gross inventories
Significant Accounting Policies
Balance at the beginning	942.7
Additions	92.7
Disposal of subsidiary	7.1
Disposals	16.9
Transfers	0.0
Translation differences	(25.7)
Balance at the end	985.7
Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(500.8)
Depreciation during the period	39.2
Disposal of subsidiary	(4.3)
Disposals	(16.9)
Transfers	0.0
Translation differences	14.1
Balance at the end	(504.7)
Land
Significant Accounting Policies
Balance at the end	35.0
Land | Gross inventories
Significant Accounting Policies
Balance at the beginning	35.9
Additions	0.0
Disposal of subsidiary	0.0
Disposals	0.0
Transfers	0.0
Translation differences	(0.9)
Balance at the end	35.0
Land | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	0.0
Depreciation during the period	0.0
Disposal of subsidiary	0.0
Disposals	0.0
Transfers	0.0
Translation differences	0.0
Balance at the end	0.0
Buildings and constructions
Significant Accounting Policies
Balance at the end	211.9
Buildings and constructions | Gross inventories
Significant Accounting Policies
Balance at the beginning	374.9
Additions	19.5
Disposal of subsidiary	0.0
Disposals	11.0
Transfers	41.9
Translation differences	(9.7)
Balance at the end	415.6
Buildings and constructions | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(201.1)
Depreciation during the period	18.6
Disposal of subsidiary	0.0
Disposals	(11.0)
Transfers	0.0
Translation differences	5.0
Balance at the end	(203.7)
Machinery and equipment
Significant Accounting Policies
Balance at the end	157.1
Machinery and equipment | Gross inventories
Significant Accounting Policies
Balance at the beginning	457.0
Additions	13.0
Disposal of subsidiary	6.7
Disposals	5.9
Transfers	13.8
Translation differences	(13.1)
Balance at the end	458.1
Machinery and equipment | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(299.7)
Depreciation during the period	20.6
Disposal of subsidiary	(4.3)
Disposals	(5.9)
Transfers	0.0
Translation differences	9.1
Balance at the end	(301.0)
Advances paid and construction in progress
Significant Accounting Policies
Balance at the end	77.0
Advances paid and construction in progress | Gross inventories
Significant Accounting Policies
Balance at the beginning	74.9
Additions	60.2
Disposal of subsidiary	0.4
Disposals	0.0
Transfers	(55.7)
Translation differences	(2.0)
Balance at the end	77.0
Advances paid and construction in progress | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	0.0
Depreciation during the period	0.0
Disposal of subsidiary	0.0
Disposals	0.0
Transfers	0.0
Translation differences	0.0
Balance at the end	$ 0.0